Shareholder Fees - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO	Apr. 01, 2023 USD ($)
FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO | Fidelity Risk Parity Fund
Shareholder Fees:
(fees paid directly from your investment)	none